Loss per Share and Series A, B & C Warrants (Details Textual) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 14, 2016	Jan. 15, 2016	Jun. 26, 2015	May. 11, 2015	May. 28, 2014	Dec. 31, 2015
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split			50-to-1 reverse stock split	7.5-to-1 reverse stock split		Effective May 11, 2015, June 26, 2015, January 15, 2016 and April 14, 2016 the Company effectuated a 7.5-to-1 reverse stock split, a 50-to-1 reverse stock split, a 60-to-1 reverse stock split and a 200-to-1 reverse stock split, respectively, on its issued and outstanding common stock.
Stock units issued during period, Value					$ 25,000
Subsequent Event [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split
Series A Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Cashless warrants exercised, Shares						8,544
Series B Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Cashless warrants exercised, Shares						8,544
Series C Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Cashless warrants exercised, Shares						8,544